MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MARKETABLE SECURITIES
Current	R$ 11,133,842	R$ 8,951,838
Non-current	722,673	433,341
Total	11,856,515	9,385,179
Beneficiary Parties
MARKETABLE SECURITIES
Non-current	R$ 435,235	417,242
Guaranteed annual returns (as a percent)	10.00%
National Treasury Notes (LFT)
MARKETABLE SECURITIES
Current	R$ 8,606,448	3,206,725
Repurchase Agreements
MARKETABLE SECURITIES
Current	2,517,835	5,411,209
National Treasury Note (LTN)
MARKETABLE SECURITIES
Current	217	253,671
Others
MARKETABLE SECURITIES
Current	9,342	80,233
Non-current	R$ 287,438	R$ 16,099